Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Property, Plant and Equipment

	30 June 2018				31 December 2017
Million US dollar	Land and buildings	Plant and equipment, fixtures and fittings	Under construction	Total	Total

Acquisition cost
Balance at end of previous year	12 742	33 717	2 265	48 724	44 352
Effect of movements in foreign exchange	(518)	(1 655)	(73)	(2 246)	1 431
Acquisitions	44	625	969	1 638	4 221
Acquisitions through business combinations	0	0	0	0	169
Disposals	(10)	(423)	(6)	(439)	(1 566)
Disposals through the sale of subsidiaries	(241)	(782)	(26)	(1 049)	(60)
Transfer (to)/from other asset categories and other movements[1]	244	950	(1 059)	135	177

Balance at end of the period	12 261	32 430	2 070	46 761	48 724

Depreciation and impairment losses
Balance at end of previous year	(3 514)	(18 026)	0	(21 540)	(18 133)
Effect of movements in foreign exchange	150	957	0	1 107	(697)
Depreciation	(241)	(1 590)	0	(1 831)	(3 567)
Disposals	3	362	0	365	1 161
Disposals through the sale of subsidiaries	174	626	0	800	48
Impairment losses	0	(39)	0	(39)	(85)
Transfer to/(from) other asset categories and other movements[1]	(30)	(143)	0	(173)	(267)

Balance at end of the period	(3 458)	(17 852)	0	(21 310)	(21 540)

Carrying amount
at 31 December 2017	9 228	15 691	2 265	27 184	27 184
at 30 June 2018	8 803	14 578	2 070	25 451	—